Information by segment and main country	12 Months Ended
Dec. 31, 2023
Information by segment and main country [Abstract]
Information by segment and main country [Text Block]

2Information by segment and main country

Accounting policies

Segment accounting policies are the same as the accounting policies applied by the company. Operating segments are components of the company’s business activities about which separate financial information is available that is evaluated regularly by the Chief Operating Decision-Maker (the Board of Management of the company). The Board of Management decides how to allocate resources and assesses performance. Reportable segments comprise the operating segments Diagnosis & Treatment, Connected Care and Personal Health. Additionally, besides these reportable segments, segment Other contains the items Innovation & Strategy, IP Royalties, Central costs, and other small items.

Accounting estimates and judgments

Determining reportable segments requires significant judgment and involves evaluating the information which is reviewed by the Chief Operating Decision-Maker (the Board of Management) to assess performance and allocate resources, in accordance with IFRS 8 'Operating Segments'.

The Philips business segments are Diagnosis & Treatment, Connected Care and Personal Health, each being responsible for the management of its business worldwide. As of the first quarter of 2021 the Domestic Appliances business was presented as a discontinued operation and therefore no longer part of the Personal Health segment. The comparative results prior to that were restated to reflect the treatment of the Domestic Appliances business as a discontinued operation. Refer to Discontinued operations and assets classified as held for sale.

Philips focuses on improving people’s lives through meaningful innovation. The Diagnosis & Treatment segment unites the businesses related to the goal of precision diagnosis and disease pathway selection, and the businesses related to image-guided, minimally invasive treatment. The Connected Care segment focuses on patient care solutions, advanced informatics and analytics, and patient and workflow optimization inside and outside the hospital, and aims to unlock synergies from integrating and optimizing patient care pathways, and leveraging provider-payer-patient business models. The Personal Health segment focuses on healthy living and preventative care.

Philips has realigned the composition of its business segments effective from April 1, 2023. The most notable change is the shift of the previous Enterprise Diagnostic Informatics business from the Diagnosis & Treatment segment to the Connected Care segment. This business, together with other informatics solutions in the Connected Care segment, now forms the Enterprise Informatics business. Accordingly, the comparative figures for the affected segments have been restated. The realignment did not impact the presentation of the business segments or the key segmental performance measure, which continues to be Adjusted EBITA.

Philips Group

Information on income statements

in millions of EUR

	sales	sales including intercompany	depreciation and amortization1)	Adjusted EBITA
2023
Diagnosis & Treatment	8,818	9,253	(306)	1,026
Connected Care	5,138	5,149	(445)	369
Personal Health	3,602	3,685	(115)	597
Other	612	428	(394)	(71)
Inter-segment eliminations		(346)
Philips Group	18,169	18,169	(1,261)	1,921

2022
Diagnosis & Treatment	8,290	8,576	(417)	788
Connected Care	5,268	5,280	(646)	111
Personal Health	3,626	3,684	(132)	538
Other	643	736	(407)	(119)
Inter-segment eliminations		(449)
Philips Group	17,827	17,827	(1,602)	1,318

2021
Diagnosis & Treatment	7,825	8,023	(363)	1,028
Connected Care	5,371	5,388	(472)	553
Personal Health	3,429	3,462	(131)	590
Other	530	636	(357)	(117)
Inter-segment eliminations		(353)
Philips Group	17,156	17,156	(1,323)	2,054
1)Includes impairments (excluding goodwill impairment); for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

The term Adjusted EBITA is used to evaluate the performance of Philips and its segments. Adjusted EBITA represents Income from operations excluding amortization and impairment of acquired intangible assets and impairment of goodwill (EBITA) and excluding gains or losses from restructuring costs, acquisition-related charges and other items.

Adjusted EBITA is not a recognized measure of financial performance under IFRS. Presented in the following table is a reconciliation of Adjusted EBITA to the most directly comparable IFRS measure, Net income, for the years indicated. Net income is not allocated to segments as certain income and expense line items are monitored on a centralized basis, resulting in them being shown on a Philips Group level only.

Philips Group

Reconciliation from net income to Adjusted EBITA

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2023
Net Income	(463)
Discontinued operations, net of income taxes	10
Income taxes	(73)
Investments in associates, net of income taxes	98
Financial expenses	376
Financial income	(63)
Income from operations	(115)	720	(1,199)	552	(188)
Amortization and impairment of acquired intangible assets	290	89	178	14	9
Impairment of goodwill	8	8	-
EBITA	183	816	(1,020)	567	(179)
Restructuring and acquisition-related charges	381	118	115	9	140
Other items:	1,358	92	1,275	22	(32)
Respironics litigation provision	575		575
Respironics field-action connected to the proposed consent decree	363		363
Respironics field-action running remediation costs	224		224
Quality remediation actions	175	81	94
Provision for a legal matter	31		31
Investment re-measurement loss	23			23
Gain on divestment of business	(35)				(35)
Remaining items	2	11	(12)	(1)	3
Adjusted EBITA	1,921	1,026	369	597	(71)

Philips Group

Reconciliation from net income to Adjusted EBITA

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2022
Net Income	(1,605)
Discontinued operations, net of income taxes	(13)
Income taxes	(113)
Investments in associates, net of income taxes	2
Financial expenses	258
Financial income	(58)
Income from operations	(1,529)	538	(2,347)	515	(235)
Amortization and impairment of acquired intangible assets	363	115	226	15	8
Impairment of goodwill	1,357		1,357
EBITA	192	652	(764)	531	(227)
Restructuring and acquisition-related charges	202	3	125	11	62
Other items:	925	133	750	(4)	46
Respironics field-action connected to the proposed consent decree	250		250
Respironics field-action running remediation costs	210		210
R&D project impairments	134	73	59	3
Portfolio realignment charges	109		109
Provision for public investigations tender irregularities	60	60
Quality remediation actions	59		59
Impairments of assets in S&RC	39		39
Remaining items	63	-	24	(6)	46
Adjusted EBITA	1,318	788	111	538	(119)

Philips Group

Reconciliation from net income to Adjusted EBITA

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2021
Net Income	3,323
Discontinued operations, net of income taxes	(2,711)
Income taxes	(103)
Investments in associates, net of income taxes	4
Financial expenses	188
Financial income	(149)
Income from operations	553	948	(716)	576	(255)
Amortization and impairment of acquired intangible assets	322	142	158	15	6
Impairment of goodwill	15	2	13
EBITA	890	1,092	(545)	591	(248)
Restructuring and acquisition-related charges	95	(30)	130	(1)	(5)
Other items:	1,069	(35)	968	-	136
Respironics field-action connected to the proposed consent decree	719		719
Respironics field-action running remediation costs	94		94
Quality remediation actions	94		94
Loss on divestment of business	76				76
Remaining items	87	(35)	61	-	61
Adjusted EBITA	2,054	1,028	553	590	(117)

Transactions between the segments are mainly related to components and parts included in the product portfolio of the other segments. The pricing of such transactions was at cost or determined on an arm’s length basis. Philips has no single external customer that represents 10% or more of sales.

Philips Group

Main countries

in millions of EUR

	sales1)	tangible and intangible assets2)
2023
Netherlands	2,390	1,624
United States	7,178	11,410
China	1,408	234
Japan	941	407
Germany	573	348
Other countries	5,679	1,527
Total main countries	18,169	15,550

2022
Netherlands	2,021	1,746
United States	7,226	12,087
China	1,239	260
Japan	1,011	436
Germany	642	323
Other countries	5,688	1,550
Total main countries	17,827	16,402

2021
Netherlands	1,860	1,934
United States	6,403	12,615
China	1,400	258
Japan	1,068	480
Germany	970	305
France	446	49
India	431	85
United Kingdom	426	567
Other countries	4,150	693
Total main countries	17,156	16,986
1)To better align with the Country Activity and Tax reporting, the allocation of country-level sales was revised from country of destination to country of origin. Comparative information in this table has been restated to be consistent with the current-period presentation.2)Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill